Revenue (Details) - Schedule of revenue - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of Revenue [Abstract]
Supply chain management platform service fee	$ 432,263	$ 1,230,919
Fair value change of proprietary trading digital assets	3,938,870
Total revenue	$ 4,371,133	$ 1,230,919